Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 19,819	$ (18,641)	$ (9,693)
Gain/(Loss) Recognized in Accumulated Other Comprehensive Income - Loss on Derivative (Effective Portion) Location [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	29,999	(25,054)	(9,938)
Total	$ 29,999	$ (25,054)	$ (9,938)